RELATED PARTY BALANCES AND TRANSACTIONS - Schedule Of Transactions With Related Parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction
Related Party Transaction, Amounts of Transaction	¥ 30,789	¥ 23,583	¥ 7,995
Settlement of amounts due from Mr. Peng Zhao and companies controlled by him
Related Party Transaction
Related Party Transaction, Amounts of Transaction		31,132
Settlement of advance to individual executive officer
Related Party Transaction
Related Party Transaction, Amounts of Transaction		5,093
Cloud services from Tencent Group
Related Party Transaction
Related Party Transaction, Amounts of Transaction	26,256	18,119	6,109
On-line payment platform clearing services from Tencent Group
Related Party Transaction
Related Party Transaction, Amounts of Transaction	¥ 4,533	¥ 5,464	¥ 1,886